                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number: 811-22167

                       Allianz Funds Multi-Strategy Trust
               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
                     (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                           1345 Avenue of the Americas
                               New York, NY 10105
                     (Name and Address of Agent for Service)

        Registrant's telephone number, including area code: 212-739-3000

                      Date of fiscal year end: November 30

          Date of reporting period: July 1, 2007 through June 30, 2008

ITEM 1.  PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22167
Reporting Period: 07/01/2007 - 06/30/2008
Allianz Funds Multi-Strategy Trust









======================== ALLIANZ RCM GLOBAL WATER FUND =========================


GUANGDONG INVESTMENT LTD.

Ticker:       270            Security ID:  Y2929L100
Meeting Date: JUN 18, 2008   Meeting Type: Annual
Record Date:  JUN 13, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
----- ----------------------------------------- --------- ---------- -----------
1     Accept Consolidated Financial Statements  For       For        Management
      and Directors' and Auditors' Report
2     Approve Final Dividend                    For       For        Management
3a    Reelect Zhang Hui as Director             For       For        Management
3b    Reelect Tsang Hon Nam as Director         For       Against    Management
3c    Reelect Fung Daniel Richard as Director   For       For        Management
3d    Reelect Wang Xiaofeng as Director         For       For        Management
3e    Reelect Xu Wenfang as Director            For       Against    Management
3f    Authorize Board to Fix the Remuneration   For       For        Management
      of Directors
4     Reappoint Ernst & Young as Auditors and   For       For        Management
      Authorize Board to Fix Their Remuneration
5     Approve Issuance of Equity or             For       Against    Management
      Equity-Linked Securities without
      Preemptive Rights
6     Authorize Repurchase of Up to 10 Percent  For       For        Management
      of Issued Share Capital
7     Authorize Reissuance of Repurchased       For       Against    Management
      Shares

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ROPER INDUSTRIES, INC.

Ticker:       ROP            Security ID:  776696106
Meeting Date: JUN 6, 2008    Meeting Type: Annual
Record Date:  APR 18, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
----- ----------------------------------------- --------- ---------- -----------
1.1   Elect Director Richard Wallman            For       Withhold   Management
1.2   Elect Director Christopher Wright         For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

SABESP, COMPANHIA SANEAMENTO BASICO SAO PAULO

Ticker:       SBS            Security ID:  20441A102
Meeting Date: APR 29, 2008   Meeting Type: Annual/Special
Record Date:  APR 7, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
----- ----------------------------------------- --------- ---------- -----------
1     Accept Financial Statements and Statutory For       For        Management
      Reports for Fiscal Year Ended Dec. 31,
      2007
2     Approve Allocation of Income and          For       For        Management
      Dividends
3     Elect Directors and Fiscal Council        For       For        Management
      Members
4     Authorize a BRL 2.8 Billion               For       For        Management
      Capitalization of Reserves without
      Issuance of New Shares
5     Amend Articles to Reflect Change in Share For       For        Management
      Capital
6     Amend Articles to Reflect Change in       For       For        Management
      Authorized Capital

========== END NPX REPORT

SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                        Allianz Funds Multi-Strategy Trust


By (Signature and Title)*:           /s/  Thomas J. Fuccillo
                                     -------------------------------------------
                                     Name: Thomas J. Fuccillo
                                     Title: Secretary

Date: August 29, 2008

* Print the name and title of each signing officer under his or her signature.